Finance income and expenses	12 Months Ended
Dec. 31, 2020
Disclosure of finance income and expenses [Abstract]
Finance income and expenses
Note 10 – Finance income and expenses
	Year ended December 31,
Finance income:	2 0 2 0	2 0 1 9	2 0 1 8	2 0 2 0
	NIS	NIS	NIS	US Dollars

Interest from Short-term bank deposits	99	845	357	30
Interest Income of debentures held for trading	4,222	4,321	4,603	1,314
Other interest	-	-	27	-
Changes in fair value of financial assets at fair values	6,115	14,972	(13,697)	1,904
Dividends	750	389	1,498	233
Income from forward transaction	162	439	-	49
Total finance income	11,348	20,966	(7,212)	3,530

	Year ended December 31,
Finance expenses:	2 0 2 0	2 0 1 9	2 0 1 8	2 0 2 0
	NIS	NIS	NIS	US Dollars

Foreign currency differences	560	2,121	(2,867)	174
Bank fees	312	330	499	97
Portfolio management fees	283	500	112	88
Other	98	65	-	30
Total finance expenses	1,253	3,016	(2,256)	389